LEASES (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure Of Leases [Line Items]
Balance	$ 0	$ 0
Balance	4,435,998	0
Cost
Disclosure Of Leases [Line Items]
Balance	5,184,165
Additions	0
Disposals	0
Balance	5,184,165	5,184,165
Accumulated Depreciation
Disclosure Of Leases [Line Items]
Balance	748,167	653,935
Amortization During period		94,232
Disposals		0
Balance		748,167
Land use Rights
Disclosure Of Leases [Line Items]
Balance		0
Balance	3,422,230
Land use Rights | Cost
Disclosure Of Leases [Line Items]
Balance	3,634,227
Additions	0
Disposals	0
Balance	3,634,227	3,634,227
Land use Rights | Accumulated Depreciation
Disclosure Of Leases [Line Items]
Balance	211,997	181,711
Amortization During period		30,285
Disposals		0
Balance		211,997
Buildings
Disclosure Of Leases [Line Items]
Balance		0
Balance	867,351
Buildings | Cost
Disclosure Of Leases [Line Items]
Balance	1,371,759
Additions	0
Disposals	0
Balance	1,371,759	1,371,759
Buildings | Accumulated Depreciation
Disclosure Of Leases [Line Items]
Balance	504,408	449,664
Amortization During period		54,744
Disposals		0
Balance		504,408
Equipment
Disclosure Of Leases [Line Items]
Balance		0
Balance	146,416
Equipment | Cost
Disclosure Of Leases [Line Items]
Balance	178,179
Additions	0
Disposals	0
Balance	178,179	178,179
Equipment | Accumulated Depreciation
Disclosure Of Leases [Line Items]
Balance	$ 31,763	22,560
Amortization During period		9,203
Disposals		0
Balance		$ 31,763